PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Property, Plant and Equipment [Abstract]
Depreciation Expenses	$ 6,669	$ 6,005	$ 48,626	$ 26,687